Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Details of Income Taxes as Reported
	Years Ended December 31,
	2012	2011	2010
	(in millions)
Federal:
Current	$(52)	$20	$(134)
Deferred	698	786	760
Total Federal	646	806	626

State and Local:
Current	35	37	(20)
Deferred	(77)	(25)	38
Total State and Local	(42)	12	18

International:
Current	-	-	(1)
Deferred	-	-	-
Total International	-	-	(1)

Income Tax Expense	$604	$818	$643

Reconciliation of Federal Statutory Tax Rate to Reported Tax Rate
	Years Ended December 31,
	2012	2011	2010
	(in millions)
Net Income	$1,262	$1,949	$1,218
Extraordinary Item, Net of Tax of $(112) million in 2011	-	(373)	-
Income Before Extraordinary Item	1,262	1,576	1,218
Income Tax Expense	604	818	643
Pretax Income	$1,866	$2,394	$1,861

Income Taxes on Pretax Income at Statutory Rate (35%)	$653	$838	$651
Increase (Decrease) in Income Taxes resulting from the following items:
Depreciation	39	41	47
Investment Tax Credits, Net	(14)	(15)	(16)
Energy Production Credits	-	(18)	(20)
State and Local Income Taxes, Net	(33)	(22)	11
Removal Costs	(18)	(20)	(19)
AFUDC	(39)	(42)	(33)
Medicare Subsidy	3	1	12
Valuation Allowance	6	86	-
Tax Reserve Adjustments	17	2	(16)
Other	(10)	(33)	26
Income Tax Expense	$604	$818	$643

Effective Income Tax Rate	32.4%	34.2%	34.6%

Reconciliation of Significant Temporary Differences
	December 31,
	2012	2011
	(in millions)
Deferred Tax Assets	$2,900	$2,855
Deferred Tax Liabilities	(12,098)	(11,185)
Net Deferred Tax Liabilities	$(9,198)	$(8,330)

Property Related Temporary Differences	$(6,752)	$(5,963)
Amounts Due from Customers for Future Federal Income Taxes	(289)	(259)
Deferred State Income Taxes	(683)	(668)
Securitized Transition Assets	(780)	(621)
Regulatory Assets	(781)	(1,208)
Postretirement Benefits	266	424
Accrued Pensions	104	149
Deferred Income Taxes on Other Comprehensive Loss	184	254
Accrued Nuclear Decommissioning	(475)	(436)
Net Operating Loss Carryforward	194	125
Tax Credit Carryforward	104	182
Valuation Allowance	(92)	(86)
All Other, Net	(198)	(223)
Net Deferred Tax Liabilities	$(9,198)	$(8,330)

State Net Income Tax Operating Loss Carryforwards
	State Net Income
	Tax Operating
	Loss	Year of
State	Carryforward	Expiration
	(in millions)
Louisiana	$314	2027
Oklahoma	137	2031
Tennessee	13	2026
Virginia	329	2031
West Virginia	897	2032

Summary of Interest Income, Expense And Reversal
	Years Ended December 31,
	2012	2011	2010
	(in millions)
Interest Expense	$11	$8	$8
Interest Income	-	22	11
Reversal of Prior Period Interest Expense	1	13	5

Amounts Accrued for Interest Related to Uncertain Tax Positions
	December 31,
	2012	2011
	(in millions)
Accrual for Receipt of Interest	$-	$13
Accrual for Payment of Interest and Penalties	7	6

Reconciliation of Beginning and Ending Unrecognized Tax Benefits
	2012	2011	2010
	(in millions)
Balance as of January 1,	$168	$219	$237
Increase - Tax Positions Taken During a Prior Period	23	51	40
Decrease - Tax Positions Taken During a Prior Period	(16)	(43)	(43)
Increase - Tax Positions Taken During the Current Year	121	10	-
Decrease - Tax Positions Taken During the Current Year	-	-	(6)
Decrease - Settlements with Taxing Authorities	(25)	(31)	(2)
Decrease - Lapse of the Applicable Statute of Limitations	(4)	(38)	(7)
Balance as of December 31,	$267	$168	$219

Appalachian Power Co [Member]
Details of Income Taxes as Reported
Year Ended December 31, 2012	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Income Tax Expense (Credit):
Current	$28,307	$(9,221)	$100,447	$18,634	$(214,353)
Deferred	138,460	53,067	45,685	48,916	260,761
Deferred Investment Tax Credits	(1,240)	(4,502)	(1,849)	(856)	(550)
Income Tax Expense	$165,527	$39,344	$144,283	$66,694	$45,858

Year Ended December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Income Tax Expense (Credit):
Current	$(15,136)	$(86,471)	$96,893	$6,904	$40,727
Deferred	107,565	141,014	119,184	61,581	16,726
Deferred Investment Tax Credits	(2,569)	(2,783)	(2,380)	(856)	(550)
Income Tax Expense	$89,860	$51,760	$213,697	$67,629	$56,903

Year Ended December 31, 2010	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Income Tax Expense (Credit):
Current	$(66,216)	$1,795	$11,403	$(46,528)	$(16,066)
Deferred	144,413	63,947	292,831	92,695	81,764
Deferred Investment Tax Credits	(3,967)	(2,316)	(2,928)	3,933	(1,484)
Income Tax Expense	$74,230	$63,426	$301,306	$50,100	$64,214

Reconciliation of Federal Statutory Tax Rate to Reported Tax Rate
APCo	Years Ended December 31,
	2012	2011	2010
	(in thousands)
Net Income	$257,503	$162,758	$136,668
Income Tax Expense	165,527	89,860	74,230
Pretax Income	$423,030	$252,618	$210,898

Income Taxes on Pretax Income at Statutory Rate (35%)	$148,061	$88,416	$73,814
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	20,424	17,923	18,134
Investment Tax Credits, Net	(1,240)	(2,569)	(3,967)
State and Local Income Taxes, Net	3,175	(35,532)	(7,189)
Removal Costs	(6,641)	(4,447)	(6,709)
AFUDC	(1,145)	(5,314)	(1,860)
Medicare Subsidy	382	4,908	(1,159)
Valuation Allowance	5,674	30,541	-
Other	(3,163)	(4,066)	3,166
Income Tax Expense	$165,527	$89,860	$74,230

Effective Income Tax Rate	39.1%	35.6%	35.2%

Reconciliation of Significant Temporary Differences
APCo	December 31,
	2012	2011
	(in thousands)
Deferred Tax Assets	$526,665	$591,379
Deferred Tax Liabilities	(2,467,063)	(2,341,814)
Net Deferred Tax Liabilities	$(1,940,398)	$(1,750,435)

Property Related Temporary Differences	$(1,416,426)	$(1,303,698)
Amounts Due from Customers for Future Federal Income Taxes	(100,520)	(95,960)
Deferred State Income Taxes	(230,490)	(235,296)
Regulatory Assets	(161,274)	(194,161)
Postretirement Benefits	45,044	61,109
Accrued Pensions	41,643	45,782
Deferred Income Taxes on Other Comprehensive Loss	16,099	31,523
Deferred Fuel and Purchased Power	(115,900)	(131,137)
Net Operating Loss Carryforward	69,580	88,721
Tax Credit Carryforward	13,199	37,850
Valuation Allowance	(36,215)	(30,541)
All Other, Net	(65,138)	(24,627)
Net Deferred Tax Liabilities	$(1,940,398)	$(1,750,435)

State Net Income Tax Operating Loss Carryforwards
		State Net Income
		Tax Operating
		Loss	Year of
Company	State	Carryforward	Expiration
		(in thousands)
APCo	Tennessee	$12,513	2026
APCo	Virginia	328,850	2031
APCo	West Virginia	583,890	2032
OPCo	West Virginia	312,791	2032
PSO	Oklahoma	99,792	2031
SWEPCo	Louisiana	313,750	2027

Summary of Tax Credit Carryforwards
		Federal Tax		State Tax
		Credit		Credit
	Total Federal	Carryforward	Total State	Carryforward
	Tax Credit	Subject to	Tax Credit	Subject to
Company	Carryforward	Expiration	Carryforward	Expiration
	(in thousands)
APCo	$12,692	$4,476	$65,653	$29,297
I&M	2,487	2,487	-	-
OPCo	21,321	1,548	-	-
PSO	401	381	16,194	-
SWEPCo	2,537	899	-	-

Summary of Interest Income, Expense And Reversal
	Years Ended December 31,
	2012			2011
			Reversal of			Reversal of
			Prior Period			Prior Period
	Interest	Interest	Interest	Interest	Interest	Interest
Company	Expense	Income	Expense	Expense	Income	Expense
	(in thousands)
APCo	$62	$-	$183	$737	$3,229	$2,416
I&M	1,355	-	-	-	2,681	638
OPCo	266	-	504	1,213	5,173	4,019
PSO	259	-	294	239	344	3,123
SWEPCo	286	-	271	1,382	1,991	2,255

	Year Ended December 31, 2010
			Reversal of
			Prior Period
	Interest	Interest	Interest
Company	Expense	Income	Expense

	(in thousands)
APCo	$2,330	$-	$1,146
I&M	-	209	159
OPCo	3,948	-	1,653
PSO	455	-	871
SWEPCo	749	-	320

Amounts Accrued for Interest Related to Uncertain Tax Positions
	December 31,
Company	2012	2011
	(in thousands)
APCo	$-	$70
I&M	-	759
OPCo	-	869
PSO	15	134
SWEPCo	-	452

	December 31,
Company	2012	2011
	(in thousands)
APCo	$271	$120
I&M	1,337	145
OPCo	451	1,513
PSO	424	426
SWEPCo	1,061	668

Reconciliation of Beginning and Ending Unrecognized Tax Benefits
	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of January 1, 2012	$7,311	$14,071	$43,565	$3,585	$9,031
Increase - Tax Positions Taken During
a Prior Period	-	2,266	1,360	421	2,806
Decrease - Tax Positions Taken During
a Prior Period	(384)	(1,252)	(13,582)	(92)	(775)
Increase - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Settlements with Taxing
Authorities	(1,674)	-	(20,291)	-	-
Decrease - Lapse of the Applicable
Statute of Limitations	-	-	-	(1,641)	(1,509)
Balance as of December 31, 2012	$5,253	$15,085	$11,052	$2,273	$9,553

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of January 1, 2011	$13,267	$17,871	$68,655	$9,845	$14,410
Increase - Tax Positions Taken During
a Prior Period	5,990	9,256	11,330	1,339	14,355
Decrease - Tax Positions Taken During
a Prior Period	(2,100)	(8,622)	(20,299)	(1,171)	(2,706)
Increase - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Settlements with Taxing
Authorities	(2,587)	(1,424)	(6,935)	(1,178)	(12,997)
Decrease - Lapse of the Applicable
Statute of Limitations	(7,259)	(3,010)	(9,186)	(5,250)	(4,031)
Balance as of December 31, 2011	$7,311	$14,071	$43,565	$3,585	$9,031

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of January 1, 2010	$17,292	$20,007	$65,551	$12,216	$10,163
Increase - Tax Positions Taken During
a Prior Period	4,177	4,964	19,214	151	6,128
Decrease - Tax Positions Taken During
a Prior Period	(6,376)	(5,287)	(8,837)	(1,200)	(376)
Increase - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Tax Positions Taken During
the Current Year	(1,015)	(1,487)	(1,749)	(517)	(691)
Decrease - Settlements with Taxing
Authorities	(811)	(236)	(70)	(265)	(4)
Decrease - Lapse of the Applicable
Statute of Limitations	-	(90)	(5,454)	(540)	(810)
Balance as of December 31, 2010	$13,267	$17,871	$68,655	$9,845	$14,410

Unrecognized Tax Benefits Affecting Effective Tax Rate
Company	2012	2011	2010
	(in thousands)
APCo	$-	$806	$1,109
I&M	1,220	654	1,664
OPCo	674	21,177	28,749
PSO	818	1,882	1,977
SWEPCo	3,512	3,717	2,481

American Recovery Act Cash Flow Benefit
Company	(in thousands)
APCo	$170,466
I&M	78,456
OPCo	141,111
PSO	10,741
SWEPCo	-

Health Care Acts
	Net Reduction	Tax
	to Deferred	Regulatory	Decrease in
Company	Tax Assets	Assets, Net	Net Income
	(in thousands)
APCo	$9,397	$8,831	$566
I&M	7,212	6,528	684
OPCo	12,771	6,990	5,781
PSO	3,172	3,172	-
SWEPCo	3,412	3,412	-

Small Business Act
Company	(in thousands)
APCo	$43,379
I&M	49,740
OPCo	124,637
PSO	-
SWEPCo	30,269

Indiana Michigan Power Co [Member]
Details of Income Taxes as Reported
Year Ended December 31, 2012	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Income Tax Expense (Credit):
Current	$28,307	$(9,221)	$100,447	$18,634	$(214,353)
Deferred	138,460	53,067	45,685	48,916	260,761
Deferred Investment Tax Credits	(1,240)	(4,502)	(1,849)	(856)	(550)
Income Tax Expense	$165,527	$39,344	$144,283	$66,694	$45,858

Year Ended December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Income Tax Expense (Credit):
Current	$(15,136)	$(86,471)	$96,893	$6,904	$40,727
Deferred	107,565	141,014	119,184	61,581	16,726
Deferred Investment Tax Credits	(2,569)	(2,783)	(2,380)	(856)	(550)
Income Tax Expense	$89,860	$51,760	$213,697	$67,629	$56,903

Year Ended December 31, 2010	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Income Tax Expense (Credit):
Current	$(66,216)	$1,795	$11,403	$(46,528)	$(16,066)
Deferred	144,413	63,947	292,831	92,695	81,764
Deferred Investment Tax Credits	(3,967)	(2,316)	(2,928)	3,933	(1,484)
Income Tax Expense	$74,230	$63,426	$301,306	$50,100	$64,214

Reconciliation of Federal Statutory Tax Rate to Reported Tax Rate
I&M	Years Ended December 31,
	2012	2011	2010
	(in thousands)
Net Income	$118,457	$149,674	$126,091
Income Tax Expense	39,344	51,760	63,426
Pretax Income	$157,801	$201,434	$189,517

Income Taxes on Pretax Income at Statutory Rate (35%)	$55,230	$70,502	$66,331
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	8,659	7,895	11,419
Investment Tax Credits, Net	(4,502)	(2,783)	(2,316)
State and Local Income Taxes, Net	(1,559)	(1,376)	3,966
Removal Costs	(5,490)	(5,566)	(3,663)
AFUDC	(7,218)	(9,223)	(9,032)
Nuclear Fuel Disposal Costs	225	(1,400)	(1,655)
Other	(6,001)	(6,289)	(1,624)
Income Tax Expense	$39,344	$51,760	$63,426

Effective Income Tax Rate	24.9%	25.7%	33.5%

Reconciliation of Significant Temporary Differences
I&M	December 31,
	2012	2011
	(in thousands)
Deferred Tax Assets	$831,724	$773,679
Deferred Tax Liabilities	(1,842,791)	(1,700,182)
Net Deferred Tax Liabilities	$(1,011,067)	$(926,503)

Property Related Temporary Differences	$(351,682)	$(305,400)
Amounts Due from Customers for Future Federal Income Taxes	(37,633)	(28,551)
Deferred State Income Taxes	(112,388)	(107,497)
Deferred Income Taxes on Other Comprehensive Loss	15,553	15,196
Accrued Nuclear Decommissioning	(475,223)	(435,916)
Postretirement Benefits	27,323	51,037
Net Operating Loss Carryforward	31,233	12,986
Accrued Pensions	24,746	27,819
Regulatory Assets	(88,696)	(116,474)
All Other, Net	(44,300)	(39,703)
Net Deferred Tax Liabilities	$(1,011,067)	$(926,503)

Summary of Tax Credit Carryforwards
		Federal Tax		State Tax
		Credit		Credit
	Total Federal	Carryforward	Total State	Carryforward
	Tax Credit	Subject to	Tax Credit	Subject to
Company	Carryforward	Expiration	Carryforward	Expiration
	(in thousands)
APCo	$12,692	$4,476	$65,653	$29,297
I&M	2,487	2,487	-	-
OPCo	21,321	1,548	-	-
PSO	401	381	16,194	-
SWEPCo	2,537	899	-	-

Summary of Interest Income, Expense And Reversal
	Years Ended December 31,
	2012			2011
			Reversal of			Reversal of
			Prior Period			Prior Period
	Interest	Interest	Interest	Interest	Interest	Interest
Company	Expense	Income	Expense	Expense	Income	Expense
	(in thousands)
APCo	$62	$-	$183	$737	$3,229	$2,416
I&M	1,355	-	-	-	2,681	638
OPCo	266	-	504	1,213	5,173	4,019
PSO	259	-	294	239	344	3,123
SWEPCo	286	-	271	1,382	1,991	2,255

	Year Ended December 31, 2010
			Reversal of
			Prior Period
	Interest	Interest	Interest
Company	Expense	Income	Expense

	(in thousands)
APCo	$2,330	$-	$1,146
I&M	-	209	159
OPCo	3,948	-	1,653
PSO	455	-	871
SWEPCo	749	-	320

Amounts Accrued for Interest Related to Uncertain Tax Positions
	December 31,
Company	2012	2011
	(in thousands)
APCo	$-	$70
I&M	-	759
OPCo	-	869
PSO	15	134
SWEPCo	-	452

	December 31,
Company	2012	2011
	(in thousands)
APCo	$271	$120
I&M	1,337	145
OPCo	451	1,513
PSO	424	426
SWEPCo	1,061	668

Reconciliation of Beginning and Ending Unrecognized Tax Benefits
	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of January 1, 2012	$7,311	$14,071	$43,565	$3,585	$9,031
Increase - Tax Positions Taken During
a Prior Period	-	2,266	1,360	421	2,806
Decrease - Tax Positions Taken During
a Prior Period	(384)	(1,252)	(13,582)	(92)	(775)
Increase - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Settlements with Taxing
Authorities	(1,674)	-	(20,291)	-	-
Decrease - Lapse of the Applicable
Statute of Limitations	-	-	-	(1,641)	(1,509)
Balance as of December 31, 2012	$5,253	$15,085	$11,052	$2,273	$9,553

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of January 1, 2011	$13,267	$17,871	$68,655	$9,845	$14,410
Increase - Tax Positions Taken During
a Prior Period	5,990	9,256	11,330	1,339	14,355
Decrease - Tax Positions Taken During
a Prior Period	(2,100)	(8,622)	(20,299)	(1,171)	(2,706)
Increase - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Settlements with Taxing
Authorities	(2,587)	(1,424)	(6,935)	(1,178)	(12,997)
Decrease - Lapse of the Applicable
Statute of Limitations	(7,259)	(3,010)	(9,186)	(5,250)	(4,031)
Balance as of December 31, 2011	$7,311	$14,071	$43,565	$3,585	$9,031

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of January 1, 2010	$17,292	$20,007	$65,551	$12,216	$10,163
Increase - Tax Positions Taken During
a Prior Period	4,177	4,964	19,214	151	6,128
Decrease - Tax Positions Taken During
a Prior Period	(6,376)	(5,287)	(8,837)	(1,200)	(376)
Increase - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Tax Positions Taken During
the Current Year	(1,015)	(1,487)	(1,749)	(517)	(691)
Decrease - Settlements with Taxing
Authorities	(811)	(236)	(70)	(265)	(4)
Decrease - Lapse of the Applicable
Statute of Limitations	-	(90)	(5,454)	(540)	(810)
Balance as of December 31, 2010	$13,267	$17,871	$68,655	$9,845	$14,410

Unrecognized Tax Benefits Affecting Effective Tax Rate
Company	2012	2011	2010
	(in thousands)
APCo	$-	$806	$1,109
I&M	1,220	654	1,664
OPCo	674	21,177	28,749
PSO	818	1,882	1,977
SWEPCo	3,512	3,717	2,481

American Recovery Act Cash Flow Benefit
Company	(in thousands)
APCo	$170,466
I&M	78,456
OPCo	141,111
PSO	10,741
SWEPCo	-

Health Care Acts
	Net Reduction	Tax
	to Deferred	Regulatory	Decrease in
Company	Tax Assets	Assets, Net	Net Income
	(in thousands)
APCo	$9,397	$8,831	$566
I&M	7,212	6,528	684
OPCo	12,771	6,990	5,781
PSO	3,172	3,172	-
SWEPCo	3,412	3,412	-

Small Business Act
Company	(in thousands)
APCo	$43,379
I&M	49,740
OPCo	124,637
PSO	-
SWEPCo	30,269

Ohio Power Co [Member]
Details of Income Taxes as Reported
Year Ended December 31, 2012	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Income Tax Expense (Credit):
Current	$28,307	$(9,221)	$100,447	$18,634	$(214,353)
Deferred	138,460	53,067	45,685	48,916	260,761
Deferred Investment Tax Credits	(1,240)	(4,502)	(1,849)	(856)	(550)
Income Tax Expense	$165,527	$39,344	$144,283	$66,694	$45,858

Year Ended December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Income Tax Expense (Credit):
Current	$(15,136)	$(86,471)	$96,893	$6,904	$40,727
Deferred	107,565	141,014	119,184	61,581	16,726
Deferred Investment Tax Credits	(2,569)	(2,783)	(2,380)	(856)	(550)
Income Tax Expense	$89,860	$51,760	$213,697	$67,629	$56,903

Year Ended December 31, 2010	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Income Tax Expense (Credit):
Current	$(66,216)	$1,795	$11,403	$(46,528)	$(16,066)
Deferred	144,413	63,947	292,831	92,695	81,764
Deferred Investment Tax Credits	(3,967)	(2,316)	(2,928)	3,933	(1,484)
Income Tax Expense	$74,230	$63,426	$301,306	$50,100	$64,214

Reconciliation of Federal Statutory Tax Rate to Reported Tax Rate
OPCo	Years Ended December 31,
	2012	2011	2010
	(in thousands)
Net Income	$343,534	$464,993	$541,616
Income Tax Expense	144,283	213,697	301,306
Pretax Income	$487,817	$678,690	$842,922

Income Taxes on Pretax Income at Statutory Rate (35%)	$170,736	$237,542	$295,023
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	5,239	6,368	11,443
Investment Tax Credits, Net	(1,849)	(2,380)	(2,928)
State and Local Income Taxes, Net	(18,291)	(3,222)	906
Parent Company Loss Benefit	(11,915)	(7,117)	(9,583)
Other	363	(17,494)	6,445
Income Tax Expense	$144,283	$213,697	$301,306

Effective Income Tax Rate	29.6%	31.5%	35.7%

Reconciliation of Significant Temporary Differences
OPCo	December 31,
	2012	2011
	(in thousands)
Deferred Tax Assets	$505,003	$574,007
Deferred Tax Liabilities	(2,851,068)	(2,834,046)
Net Deferred Tax Liabilities	$(2,346,065)	$(2,260,039)

Property Related Temporary Differences	$(2,061,841)	$(1,966,581)
Amounts Due from Customers for Future Federal Income Taxes	(59,291)	(59,699)
Deferred State Income Taxes	(90,001)	(98,093)
Regulatory Assets	(190,273)	(205,925)
Postretirement Benefits	50,421	74,447
Accrued Pensions	(43,928)	(30,853)
Deferred Income Taxes on Other Comprehensive Loss	89,236	106,466
Impairment Loss	100,459	-
Deferred Fuel and Purchased Power	(199,997)	(194,509)
All Other, Net	59,150	114,708
Net Deferred Tax Liabilities	$(2,346,065)	$(2,260,039)

State Net Income Tax Operating Loss Carryforwards
		State Net Income
		Tax Operating
		Loss	Year of
Company	State	Carryforward	Expiration
		(in thousands)
APCo	Tennessee	$12,513	2026
APCo	Virginia	328,850	2031
APCo	West Virginia	583,890	2032
OPCo	West Virginia	312,791	2032
PSO	Oklahoma	99,792	2031
SWEPCo	Louisiana	313,750	2027

Summary of Tax Credit Carryforwards
		Federal Tax		State Tax
		Credit		Credit
	Total Federal	Carryforward	Total State	Carryforward
	Tax Credit	Subject to	Tax Credit	Subject to
Company	Carryforward	Expiration	Carryforward	Expiration
	(in thousands)
APCo	$12,692	$4,476	$65,653	$29,297
I&M	2,487	2,487	-	-
OPCo	21,321	1,548	-	-
PSO	401	381	16,194	-
SWEPCo	2,537	899	-	-

Summary of Interest Income, Expense And Reversal
	Years Ended December 31,
	2012			2011
			Reversal of			Reversal of
			Prior Period			Prior Period
	Interest	Interest	Interest	Interest	Interest	Interest
Company	Expense	Income	Expense	Expense	Income	Expense
	(in thousands)
APCo	$62	$-	$183	$737	$3,229	$2,416
I&M	1,355	-	-	-	2,681	638
OPCo	266	-	504	1,213	5,173	4,019
PSO	259	-	294	239	344	3,123
SWEPCo	286	-	271	1,382	1,991	2,255

	Year Ended December 31, 2010
			Reversal of
			Prior Period
	Interest	Interest	Interest
Company	Expense	Income	Expense

	(in thousands)
APCo	$2,330	$-	$1,146
I&M	-	209	159
OPCo	3,948	-	1,653
PSO	455	-	871
SWEPCo	749	-	320

Amounts Accrued for Interest Related to Uncertain Tax Positions
	December 31,
Company	2012	2011
	(in thousands)
APCo	$-	$70
I&M	-	759
OPCo	-	869
PSO	15	134
SWEPCo	-	452

	December 31,
Company	2012	2011
	(in thousands)
APCo	$271	$120
I&M	1,337	145
OPCo	451	1,513
PSO	424	426
SWEPCo	1,061	668

Reconciliation of Beginning and Ending Unrecognized Tax Benefits
	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of January 1, 2012	$7,311	$14,071	$43,565	$3,585	$9,031
Increase - Tax Positions Taken During
a Prior Period	-	2,266	1,360	421	2,806
Decrease - Tax Positions Taken During
a Prior Period	(384)	(1,252)	(13,582)	(92)	(775)
Increase - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Settlements with Taxing
Authorities	(1,674)	-	(20,291)	-	-
Decrease - Lapse of the Applicable
Statute of Limitations	-	-	-	(1,641)	(1,509)
Balance as of December 31, 2012	$5,253	$15,085	$11,052	$2,273	$9,553

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of January 1, 2011	$13,267	$17,871	$68,655	$9,845	$14,410
Increase - Tax Positions Taken During
a Prior Period	5,990	9,256	11,330	1,339	14,355
Decrease - Tax Positions Taken During
a Prior Period	(2,100)	(8,622)	(20,299)	(1,171)	(2,706)
Increase - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Settlements with Taxing
Authorities	(2,587)	(1,424)	(6,935)	(1,178)	(12,997)
Decrease - Lapse of the Applicable
Statute of Limitations	(7,259)	(3,010)	(9,186)	(5,250)	(4,031)
Balance as of December 31, 2011	$7,311	$14,071	$43,565	$3,585	$9,031

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of January 1, 2010	$17,292	$20,007	$65,551	$12,216	$10,163
Increase - Tax Positions Taken During
a Prior Period	4,177	4,964	19,214	151	6,128
Decrease - Tax Positions Taken During
a Prior Period	(6,376)	(5,287)	(8,837)	(1,200)	(376)
Increase - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Tax Positions Taken During
the Current Year	(1,015)	(1,487)	(1,749)	(517)	(691)
Decrease - Settlements with Taxing
Authorities	(811)	(236)	(70)	(265)	(4)
Decrease - Lapse of the Applicable
Statute of Limitations	-	(90)	(5,454)	(540)	(810)
Balance as of December 31, 2010	$13,267	$17,871	$68,655	$9,845	$14,410

Unrecognized Tax Benefits Affecting Effective Tax Rate
Company	2012	2011	2010
	(in thousands)
APCo	$-	$806	$1,109
I&M	1,220	654	1,664
OPCo	674	21,177	28,749
PSO	818	1,882	1,977
SWEPCo	3,512	3,717	2,481

American Recovery Act Cash Flow Benefit
Company	(in thousands)
APCo	$170,466
I&M	78,456
OPCo	141,111
PSO	10,741
SWEPCo	-

Health Care Acts
	Net Reduction	Tax
	to Deferred	Regulatory	Decrease in
Company	Tax Assets	Assets, Net	Net Income
	(in thousands)
APCo	$9,397	$8,831	$566
I&M	7,212	6,528	684
OPCo	12,771	6,990	5,781
PSO	3,172	3,172	-
SWEPCo	3,412	3,412	-

Small Business Act
Company	(in thousands)
APCo	$43,379
I&M	49,740
OPCo	124,637
PSO	-
SWEPCo	30,269

Public Service Co of Oklahoma [Member]
Details of Income Taxes as Reported
Year Ended December 31, 2012	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Income Tax Expense (Credit):
Current	$28,307	$(9,221)	$100,447	$18,634	$(214,353)
Deferred	138,460	53,067	45,685	48,916	260,761
Deferred Investment Tax Credits	(1,240)	(4,502)	(1,849)	(856)	(550)
Income Tax Expense	$165,527	$39,344	$144,283	$66,694	$45,858

Year Ended December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Income Tax Expense (Credit):
Current	$(15,136)	$(86,471)	$96,893	$6,904	$40,727
Deferred	107,565	141,014	119,184	61,581	16,726
Deferred Investment Tax Credits	(2,569)	(2,783)	(2,380)	(856)	(550)
Income Tax Expense	$89,860	$51,760	$213,697	$67,629	$56,903

Year Ended December 31, 2010	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Income Tax Expense (Credit):
Current	$(66,216)	$1,795	$11,403	$(46,528)	$(16,066)
Deferred	144,413	63,947	292,831	92,695	81,764
Deferred Investment Tax Credits	(3,967)	(2,316)	(2,928)	3,933	(1,484)
Income Tax Expense	$74,230	$63,426	$301,306	$50,100	$64,214

Reconciliation of Federal Statutory Tax Rate to Reported Tax Rate
PSO	Years Ended December 31,
	2012	2011	2010
	(in thousands)
Net Income	$114,141	$124,628	$72,787
Income Tax Expense	66,694	67,629	50,100
Pretax Income	$180,835	$192,257	$122,887

Income Taxes on Pretax Income at Statutory Rate (35%)	$63,292	$67,290	$43,010
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	(10)	(165)	(166)
Investment Tax Credits, Net	(781)	(781)	(781)
State and Local Income Taxes, Net	6,953	4,744	10,307
Other	(2,760)	(3,459)	(2,270)
Income Tax Expense	$66,694	$67,629	$50,100

Effective Income Tax Rate	36.9%	35.2%	40.8%

Reconciliation of Significant Temporary Differences
PSO	December 31,
	2012	2011
	(in thousands)
Deferred Tax Assets	$101,561	$121,181
Deferred Tax Liabilities	(835,054)	(840,631)
Net Deferred Tax Liabilities	$(733,493)	$(719,450)

Property Related Temporary Differences	$(640,859)	$(626,456)
Amounts Due from Customers for Future Federal Income Taxes	(1,325)	(1,023)
Deferred State Income Taxes	(95,378)	(89,605)
Regulatory Assets	(57,367)	(77,016)
Postretirement Benefits	13,541	25,607
Accrued Pensions	7,570	12,978
Deferred Income Taxes on Other Comprehensive Loss	(3,489)	(3,849)
Deferred Federal Income Taxes on Deferred State Income Taxes	39,050	36,018
Net Operating Loss Carryforward	3,892	5,247
Tax Credit Carryforward	401	6,872
All Other, Net	471	(8,223)
Net Deferred Tax Liabilities	$(733,493)	$(719,450)

State Net Income Tax Operating Loss Carryforwards
		State Net Income
		Tax Operating
		Loss	Year of
Company	State	Carryforward	Expiration
		(in thousands)
APCo	Tennessee	$12,513	2026
APCo	Virginia	328,850	2031
APCo	West Virginia	583,890	2032
OPCo	West Virginia	312,791	2032
PSO	Oklahoma	99,792	2031
SWEPCo	Louisiana	313,750	2027

Summary of Tax Credit Carryforwards
		Federal Tax		State Tax
		Credit		Credit
	Total Federal	Carryforward	Total State	Carryforward
	Tax Credit	Subject to	Tax Credit	Subject to
Company	Carryforward	Expiration	Carryforward	Expiration
	(in thousands)
APCo	$12,692	$4,476	$65,653	$29,297
I&M	2,487	2,487	-	-
OPCo	21,321	1,548	-	-
PSO	401	381	16,194	-
SWEPCo	2,537	899	-	-

Summary of Interest Income, Expense And Reversal
	Years Ended December 31,
	2012			2011
			Reversal of			Reversal of
			Prior Period			Prior Period
	Interest	Interest	Interest	Interest	Interest	Interest
Company	Expense	Income	Expense	Expense	Income	Expense
	(in thousands)
APCo	$62	$-	$183	$737	$3,229	$2,416
I&M	1,355	-	-	-	2,681	638
OPCo	266	-	504	1,213	5,173	4,019
PSO	259	-	294	239	344	3,123
SWEPCo	286	-	271	1,382	1,991	2,255

	Year Ended December 31, 2010
			Reversal of
			Prior Period
	Interest	Interest	Interest
Company	Expense	Income	Expense

	(in thousands)
APCo	$2,330	$-	$1,146
I&M	-	209	159
OPCo	3,948	-	1,653
PSO	455	-	871
SWEPCo	749	-	320

Amounts Accrued for Interest Related to Uncertain Tax Positions
	December 31,
Company	2012	2011
	(in thousands)
APCo	$-	$70
I&M	-	759
OPCo	-	869
PSO	15	134
SWEPCo	-	452

	December 31,
Company	2012	2011
	(in thousands)
APCo	$271	$120
I&M	1,337	145
OPCo	451	1,513
PSO	424	426
SWEPCo	1,061	668

Reconciliation of Beginning and Ending Unrecognized Tax Benefits
	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of January 1, 2012	$7,311	$14,071	$43,565	$3,585	$9,031
Increase - Tax Positions Taken During
a Prior Period	-	2,266	1,360	421	2,806
Decrease - Tax Positions Taken During
a Prior Period	(384)	(1,252)	(13,582)	(92)	(775)
Increase - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Settlements with Taxing
Authorities	(1,674)	-	(20,291)	-	-
Decrease - Lapse of the Applicable
Statute of Limitations	-	-	-	(1,641)	(1,509)
Balance as of December 31, 2012	$5,253	$15,085	$11,052	$2,273	$9,553

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of January 1, 2011	$13,267	$17,871	$68,655	$9,845	$14,410
Increase - Tax Positions Taken During
a Prior Period	5,990	9,256	11,330	1,339	14,355
Decrease - Tax Positions Taken During
a Prior Period	(2,100)	(8,622)	(20,299)	(1,171)	(2,706)
Increase - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Settlements with Taxing
Authorities	(2,587)	(1,424)	(6,935)	(1,178)	(12,997)
Decrease - Lapse of the Applicable
Statute of Limitations	(7,259)	(3,010)	(9,186)	(5,250)	(4,031)
Balance as of December 31, 2011	$7,311	$14,071	$43,565	$3,585	$9,031

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of January 1, 2010	$17,292	$20,007	$65,551	$12,216	$10,163
Increase - Tax Positions Taken During
a Prior Period	4,177	4,964	19,214	151	6,128
Decrease - Tax Positions Taken During
a Prior Period	(6,376)	(5,287)	(8,837)	(1,200)	(376)
Increase - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Tax Positions Taken During
the Current Year	(1,015)	(1,487)	(1,749)	(517)	(691)
Decrease - Settlements with Taxing
Authorities	(811)	(236)	(70)	(265)	(4)
Decrease - Lapse of the Applicable
Statute of Limitations	-	(90)	(5,454)	(540)	(810)
Balance as of December 31, 2010	$13,267	$17,871	$68,655	$9,845	$14,410

Unrecognized Tax Benefits Affecting Effective Tax Rate
Company	2012	2011	2010
	(in thousands)
APCo	$-	$806	$1,109
I&M	1,220	654	1,664
OPCo	674	21,177	28,749
PSO	818	1,882	1,977
SWEPCo	3,512	3,717	2,481

American Recovery Act Cash Flow Benefit
Company	(in thousands)
APCo	$170,466
I&M	78,456
OPCo	141,111
PSO	10,741
SWEPCo	-

Health Care Acts
	Net Reduction	Tax
	to Deferred	Regulatory	Decrease in
Company	Tax Assets	Assets, Net	Net Income
	(in thousands)
APCo	$9,397	$8,831	$566
I&M	7,212	6,528	684
OPCo	12,771	6,990	5,781
PSO	3,172	3,172	-
SWEPCo	3,412	3,412	-

Small Business Act
Company	(in thousands)
APCo	$43,379
I&M	49,740
OPCo	124,637
PSO	-
SWEPCo	30,269

Southwestern Electric Power Co [Member]
Details of Income Taxes as Reported
Year Ended December 31, 2012	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Income Tax Expense (Credit):
Current	$28,307	$(9,221)	$100,447	$18,634	$(214,353)
Deferred	138,460	53,067	45,685	48,916	260,761
Deferred Investment Tax Credits	(1,240)	(4,502)	(1,849)	(856)	(550)
Income Tax Expense	$165,527	$39,344	$144,283	$66,694	$45,858

Year Ended December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Income Tax Expense (Credit):
Current	$(15,136)	$(86,471)	$96,893	$6,904	$40,727
Deferred	107,565	141,014	119,184	61,581	16,726
Deferred Investment Tax Credits	(2,569)	(2,783)	(2,380)	(856)	(550)
Income Tax Expense	$89,860	$51,760	$213,697	$67,629	$56,903

Year Ended December 31, 2010	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Income Tax Expense (Credit):
Current	$(66,216)	$1,795	$11,403	$(46,528)	$(16,066)
Deferred	144,413	63,947	292,831	92,695	81,764
Deferred Investment Tax Credits	(3,967)	(2,316)	(2,928)	3,933	(1,484)
Income Tax Expense	$74,230	$63,426	$301,306	$50,100	$64,214

Reconciliation of Federal Statutory Tax Rate to Reported Tax Rate
SWEPCo	Years Ended December 31,
	2012	2011	2010
	(in thousands)
Net Income	$202,513	$165,126	$146,684
Income Tax Expense	45,858	56,903	64,214
Pretax Income	$248,371	$222,029	$210,898

Income Taxes on Pretax Income at Statutory Rate (35%)	$86,930	$77,710	$73,814
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	2,105	(7)	1,223
Depletion	(3,276)	(1,506)	(1,506)
Investment Tax Credits, Net	(550)	(550)	(1,484)
State and Local Income Taxes, Net	(18,010)	4,004	(637)
AFUDC	(19,879)	(16,962)	(15,856)
Other	(1,462)	(5,786)	8,660
Income Tax Expense	$45,858	$56,903	$64,214

Effective Income Tax Rate	18.5%	25.6%	30.4%

Reconciliation of Significant Temporary Differences
SWEPCo	December 31,
	2012	2011
	(in thousands)
Deferred Tax Assets	$286,133	$143,200
Deferred Tax Liabilities	(1,260,281)	(800,673)
Net Deferred Tax Liabilities	$(974,148)	$(657,473)

Property Related Temporary Differences	$(997,337)	$(588,612)
Amounts Due from Customers for Future Federal Income Taxes	(43,090)	(36,289)
Deferred State Income Taxes	(98,630)	(70,211)
Regulatory Assets	(12,922)	(35,349)
Postretirement Benefits	13,039	21,654
Accrued Pensions	5,061	5,861
Deferred Income Taxes on Other Comprehensive Loss	9,618	14,440
Impairment Loss - Turk Plant	21,700	17,150
Net Operating Loss Carryforward	104,738	-
All Other, Net	23,675	13,883
Net Deferred Tax Liabilities	$(974,148)	$(657,473)

State Net Income Tax Operating Loss Carryforwards
		State Net Income
		Tax Operating
		Loss	Year of
Company	State	Carryforward	Expiration
		(in thousands)
APCo	Tennessee	$12,513	2026
APCo	Virginia	328,850	2031
APCo	West Virginia	583,890	2032
OPCo	West Virginia	312,791	2032
PSO	Oklahoma	99,792	2031
SWEPCo	Louisiana	313,750	2027

Summary of Tax Credit Carryforwards
		Federal Tax		State Tax
		Credit		Credit
	Total Federal	Carryforward	Total State	Carryforward
	Tax Credit	Subject to	Tax Credit	Subject to
Company	Carryforward	Expiration	Carryforward	Expiration
	(in thousands)
APCo	$12,692	$4,476	$65,653	$29,297
I&M	2,487	2,487	-	-
OPCo	21,321	1,548	-	-
PSO	401	381	16,194	-
SWEPCo	2,537	899	-	-

Summary of Interest Income, Expense And Reversal
	Years Ended December 31,
	2012			2011
			Reversal of			Reversal of
			Prior Period			Prior Period
	Interest	Interest	Interest	Interest	Interest	Interest
Company	Expense	Income	Expense	Expense	Income	Expense
	(in thousands)
APCo	$62	$-	$183	$737	$3,229	$2,416
I&M	1,355	-	-	-	2,681	638
OPCo	266	-	504	1,213	5,173	4,019
PSO	259	-	294	239	344	3,123
SWEPCo	286	-	271	1,382	1,991	2,255

	Year Ended December 31, 2010
			Reversal of
			Prior Period
	Interest	Interest	Interest
Company	Expense	Income	Expense

	(in thousands)
APCo	$2,330	$-	$1,146
I&M	-	209	159
OPCo	3,948	-	1,653
PSO	455	-	871
SWEPCo	749	-	320

Amounts Accrued for Interest Related to Uncertain Tax Positions
	December 31,
Company	2012	2011
	(in thousands)
APCo	$-	$70
I&M	-	759
OPCo	-	869
PSO	15	134
SWEPCo	-	452

	December 31,
Company	2012	2011
	(in thousands)
APCo	$271	$120
I&M	1,337	145
OPCo	451	1,513
PSO	424	426
SWEPCo	1,061	668

Reconciliation of Beginning and Ending Unrecognized Tax Benefits
	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of January 1, 2012	$7,311	$14,071	$43,565	$3,585	$9,031
Increase - Tax Positions Taken During
a Prior Period	-	2,266	1,360	421	2,806
Decrease - Tax Positions Taken During
a Prior Period	(384)	(1,252)	(13,582)	(92)	(775)
Increase - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Settlements with Taxing
Authorities	(1,674)	-	(20,291)	-	-
Decrease - Lapse of the Applicable
Statute of Limitations	-	-	-	(1,641)	(1,509)
Balance as of December 31, 2012	$5,253	$15,085	$11,052	$2,273	$9,553

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of January 1, 2011	$13,267	$17,871	$68,655	$9,845	$14,410
Increase - Tax Positions Taken During
a Prior Period	5,990	9,256	11,330	1,339	14,355
Decrease - Tax Positions Taken During
a Prior Period	(2,100)	(8,622)	(20,299)	(1,171)	(2,706)
Increase - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Settlements with Taxing
Authorities	(2,587)	(1,424)	(6,935)	(1,178)	(12,997)
Decrease - Lapse of the Applicable
Statute of Limitations	(7,259)	(3,010)	(9,186)	(5,250)	(4,031)
Balance as of December 31, 2011	$7,311	$14,071	$43,565	$3,585	$9,031

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of January 1, 2010	$17,292	$20,007	$65,551	$12,216	$10,163
Increase - Tax Positions Taken During
a Prior Period	4,177	4,964	19,214	151	6,128
Decrease - Tax Positions Taken During
a Prior Period	(6,376)	(5,287)	(8,837)	(1,200)	(376)
Increase - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Tax Positions Taken During
the Current Year	(1,015)	(1,487)	(1,749)	(517)	(691)
Decrease - Settlements with Taxing
Authorities	(811)	(236)	(70)	(265)	(4)
Decrease - Lapse of the Applicable
Statute of Limitations	-	(90)	(5,454)	(540)	(810)
Balance as of December 31, 2010	$13,267	$17,871	$68,655	$9,845	$14,410

Unrecognized Tax Benefits Affecting Effective Tax Rate
Company	2012	2011	2010
	(in thousands)
APCo	$-	$806	$1,109
I&M	1,220	654	1,664
OPCo	674	21,177	28,749
PSO	818	1,882	1,977
SWEPCo	3,512	3,717	2,481

American Recovery Act Cash Flow Benefit
Company	(in thousands)
APCo	$170,466
I&M	78,456
OPCo	141,111
PSO	10,741
SWEPCo	-

Health Care Acts
	Net Reduction	Tax
	to Deferred	Regulatory	Decrease in
Company	Tax Assets	Assets, Net	Net Income
	(in thousands)
APCo	$9,397	$8,831	$566
I&M	7,212	6,528	684
OPCo	12,771	6,990	5,781
PSO	3,172	3,172	-
SWEPCo	3,412	3,412	-

Small Business Act
Company	(in thousands)
APCo	$43,379
I&M	49,740
OPCo	124,637
PSO	-
SWEPCo	30,269